Derivatives	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Derivatives

10.	Derivatives

Derivative assets

On June 9, 2026, in connection with the issuance of the June 2026 Convertible Senior Notes (Note 11), the Company closed on a Capped Call. The Capped Calls were priced at the trade date (June 4, 2026) with a strike price equal to the initial conversion price of the June 2026 Convertible Senior Notes of US$27.40, a cap price of US$41.36 and a term consistent with the term of the June 2026 Convertible Senior Notes. The purchase price for the Capped Calls was $132,218 (US$94,800), which was deemed to be the fair value at inception.

The Capped Calls are accounted for as a derivative instrument and are re-measured to fair value at each reporting date. The Capped Calls are classified as Level 3 of the fair value hierarchy under IFRS 13, Fair Value Measurement and valued using a Monte Carlo Simulation. The key assumptions used in the valuation model at September 30, 2026 are:

Key Assumptions	September 30, 2026
Stock price	US$	13.16
Strike price	US$	27.40
Cap	US$	41.36
Expected life		4.75 yrs
Risk-free interest rate		4.77%
Counterparty credit spread		0.45% – 0.61%
Expected volatility		Variable *

*	Bloomberg OVDV Mid smile and 4-year and 5-year tenors

As of September 30, 2026, the fair value of the Capped Calls was $45,268 (US$31,855). The change in carrying value for the period was $86,950 comprised of a fair value loss of $87,758 (US$62,945) recorded in other income (expenses) and a foreign currency translation gain of $808 recorded in other comprehensive income.

Changes in the fair value of the derivative assets for the nine months ended September 30, 2026 and year ended December 31, 2025 are summarized as follows:

	Nine Months Ended September 30, 2026	Year Ended December 31, 2025
Balance, beginning of period	$-	$-
Issuances	132,218	-
Change in fair value	(87,758)	-
Translation adjustment	808	-
Balance, end of period	$45,268	$-

Derivative liabilities

The Company has entered into convertible debenture agreements that permit the holders to convert the outstanding principal and accrued interest into common shares of the Company at a fixed conversion price denominated in a currency other than the Company’s functional currency (see Note 11(d)).

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

In addition, during the period, the Company issued the June 2026 Convertible Senior Notes under which it retains the contractual right to settle the conversion obligation in cash (see Note 11(c)). Because the Company has a settlement alternative that would not result in the exchange of a fixed number of its own equity instruments, the conversion feature fails the conditions for equity classification under IAS 32 and is likewise accounted for as a derivative liability. In addition, the Company’s call (redemption) option, if exercised, gives the creditor the right to convert within two business days. The two embedded features are inter-related and have similar economic risks. Therefore, they have been valued on a combined basis and recorded as a derivative liability.

Changes in the fair value of the derivative liabilities for the nine months ended September 30, 2026 and year ended December 31, 2025 are summarized as follows:

	Nine Months Ended September 30, 2026	Year Ended December 31, 2025
Balance, beginning of period	$8,112	$1,121
Issuances	441,769	-
Settlements	-	(90,417)
Change in fair value	(302,683)	97,408
Translation adjustment	5,147	-
Balance, end of period	$152,345	$8,112

	September 30, 2026	December 31, 2025
Classified as:
Current	$13,252	$8,112
Non-current	139,093	-
	$152,345	$8,112

The fair value of the derivative liabilities was estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	September 30, 2026	December 31, 2025
Stock price	US$13.16	$12.07
Exercise price	US$1.28	$0.86 - $ 1.77
Expected life	0.08 yrs	0.83 yrs
Risk-free interest rate	3.37%	2.58%
Expected volatility	95.42%	89.07%
Expected dividends	nil	nil

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

The fair value of derivative liabilities related to the June 2026 Convertible Senior Notes was estimated using a partial differential equation valuation model with the following assumptions:

	September 30, 2026	June 4, 2026
Stock price	US$13.16	US$20.68
Maturity date	July 1, 2031	July 1, 2031
Bond price	160.187	100.000
Dividend yield	0.00%	0.00%
Volatility	50%	50%
Credit spread	1.63%	8.98%
Interest rate curve	USD SOFR vs Fixed Rate	USD SOFR vs Fixed Rate